OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2019 (Unaudited)

Shares			Value
Common Stocks: 91.0%
Aerospace & Defense: 2.3%
9,250		Boeing Co.	$3,013,280

Capital Markets: 7.4%
98,144		Brookfield Asset Management, Inc. - Class A	5,672,723
88,520		Charles Schwab Corp.	4,210,011
			9,882,734

Commercial Services & Supplies: 3.2%
46,990		Waste Connections, Inc.	4,266,222

Diversified Financial Services: 2.0%
11,710		Berkshire Hathaway, Inc. - Class B [1]	2,652,315

Electric Utilities: 4.3%
23,665		NextEra Energy, Inc.	5,730,716

Equity Real Estate Investment Trusts - REITS: 4.9%
19,795		Crown Castle International Corp.	2,813,859
30,845		Digital Realty Trust, Inc.	3,693,381
			6,507,240

Food & Staples Retailing: 2.2%
69,330		US Foods Holding Corp. [1]	2,904,234

Health Care Equipment & Supplies: 9.5%
10,200		Becton Dickinson and Co.	2,774,094
32,195		Danaher Corp.	4,941,289
42,120		Hologic, Inc. [1]	2,199,085
7,455		Teleflex, Inc.	2,806,360
			12,720,828

Insurance: 2.0%
36,640		Progressive Corp.	2,652,370

Interactive Media & Services: 5.6%
5,649		Alphabet, Inc. - Class C [1]	7,552,826

IT Services: 4.8%
18,635		Broadridge Financial Solutions, Inc.	2,302,168
22,030		Visa, Inc. - Class A	4,139,437
			6,441,605

Machinery: 2.1%
61,260		Pentair Plc	2,809,996

Media: 4.2%
11,595		Charter Communications, Inc. - Class A [1]	5,624,503

Multiline Retail: 2.6%
22,010		Dollar General Corp.	3,433,120

Pharmaceuticals: 6.1%
24,265		Johnson & Johnson	3,539,535
47,410		Nektar Therapeutics [1]	1,023,345
38,545		Novartis AG - ADR	3,649,826
			8,212,706

Professional Services: 3.7%
66,200		IHS Markit Ltd. [1]	4,988,170

Road & Rail: 1.8%
13,050		Old Dominion Freight Line, Inc.	2,476,629

Semiconductors & Semiconductor Equipment: 9.3%
77,740		Advanced Micro Devices, Inc. [1]	3,565,157
54,810		Applied Materials, Inc.	3,345,602
45,500		Micron Technology, Inc. [1]	2,446,990
17,770		Monolithic Power Systems, Inc.	3,163,415
			12,521,164

Software: 10.8%
209,795		FireEye, Inc. [1]	3,467,911
41,410		Microsoft Corp.	6,530,357
18,295		Synopsys, Inc. [1]	2,546,664
25,290		Zendesk, Inc. [1]	1,937,973
			14,482,905

Trading Companies & Distributors: 2.2%
63,106		Air Lease Corp.	2,998,797

Total Common Stocks
(Cost $77,900,349)			121,872,360

Partnerships & Trusts: 2.0%
Oil, Gas & Consumable Fuels: 2.0%
95,345		Enterprise Products Partners L.P.	2,684,915

Total Partnerships & Trusts
(Cost $0)			2,684,915

Principal Amount
Bonds: 1.5%
Corporate Bonds: 1.5%
Food Products: 1.5%
		Tyson Foods, Inc.
$2,000,000		2.345% (3 Month LIBOR USD + 0.450%), 08/21/2020 [2]	2,002,230

Total Corporate Bonds
(Cost $2,000,142)			2,002,230
Total Bonds
(Cost $2,000,142)			2,002,230

Shares
Short-Term Investments: 5.3%
Money Market Funds: 5.3%
7,117,923		Federated U.S. Treasury Cash Reserves - Class I, 1.458%[3]	7,117,923
Total Money Market Funds
(Cost $7,117,923)			7,117,923
Total Short-Term Investments
(Cost $7,117,923)			7,117,923
Total Investments in Securities: 99.8%
(Cost $87,018,414)			133,677,428
Other Assets in Excess of Liabilities: 0.2%			285,017
Total Net Assets: 100.0%			$133,962,445

	ADR -	American Depositary Receipt
	LIBOR -	London Interbank Offered Rate
	USD -	United States Dollar

	[1]	Non-income producing security.
	[2]	Variable rate security; rate shown is the rate in effect on December 31, 2019.
	[3]	Annualized seven-day effective yield as of December 31, 2019.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at December 31, 2019 (Unaudited)

The Osterweis Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2019:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$121,872,360	$–	$–	$121,872,360
Partnerships & Trusts [1]	2,684,915	–	–	2,684,915
Corporate Bonds [1]	–	2,002,230	–	2,002,230
Short-Term Investments	7,117,923	–	–	7,117,923
Total Assets:	$131,675,198	$2,002,230	$–	$133,677,428

[1] See Schedule of Investments for industry breakouts.